As filed with the Securities and Exchange Commission on September 19, 2012

1933 Act Registration No. 033-35156

1940 Act Registration No. 811-06113

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 33	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 34	x

(Check appropriate box or boxes.)

The Caldwell & Orkin Funds Inc.

(Exact name of Registrant as Specified in Charter)

5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (678) 533-7850

Michael B. Orkin. 5185 Peachtree Parkway, Suite 370, Norcross, GA 30092-6541

(Name and Address of Agent of Service)

Copy to:

Reinaldo Pascual, Esq.

Paul Hastings LLP

600 Peachtree Street, N.E., Suite 2400

Atlanta, Georgia 30308

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

x	immediately upon filing pursuant to paragraph (b)

on (date), pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)

on (date), pursuant to paragraph (a) (1)

75 days after filing pursuant to paragraph (a) (2)

on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under 485(b) of the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norcross, and State of Georgia, on the 19th day of September, 2012.

THE CALDWELL & ORKIN FUNDS, INC.
(Registrant)

By:	/s/ Michael B. Orkin
Michael B. Orkin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael B. Orkin Michael B. Orkin	Director and President	September 19, 2012

/s/ David R. Bockel David R. Bockel	Treasurer	September 19, 2012

/s/ Frederick T. Blumer* Frederick T. Blumer	Director and Chairman	September 19, 2012

/s/ David L. Eager* David L. Eager	Director	September 19, 2012

/s/ James L. Underwood* James L. Underwood	Director	September 19, 2012

By: /s/ Michael B. Orkin Michael B. Orkin	*Attorney-in-Fact	September 19, 2012

* Executed by Michael B. Orkin as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase